Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes	The Company's provision for income taxes consists of the following:

	Years Ended December 31,
(In thousands)	2021	2020
Current:
Federal	$—	$—
State	(1)	(1)
Total current	(1)	(1)
Deferred:
Federal	(16,377)	(4,142)
State	(3,948)	(1,144)
Change in valuation allowance	20,325	5,286
Total deferred	—	—
Total provision for income taxes	$(1)	$(1)

Schedule of Statutory Federal Income Tax Rate to Income Before Taxes

The Company's provision for income tax differs from the amount computed by applying the statutory federal income tax rate to income before taxes as follows:

	Years Ended December 31,
(In thousands)	2021	2020
Statutory federal income tax rate	21.0%	21.0%
State tax provision	3.7	3.7
Change in valuation allowance	(24.9)	(25.3)
Research credits	0.7	3.0
Permanent differences	(0.3)	(2.4)
Other	(0.2)	—
Total provision for income taxes	0.0%	0.0%

Schedule of Net Deferred Tax Asset

As of December 31, 2021 and 2020, the net deferred tax asset consisted of the following:

	December 31,
(In thousands)	2021	2020
Deferred tax assets:
Accrued expenses	$1,050	$192
Stock compensation	11,094	479
Research credits	2,486	1,939
Net operating loss carryforwards	22,393	12,838
Total gross deferred tax assets	37,023	15,448
Less valuation allowance	(35,476)	(15,151)
Total deferred tax assets	1,547	297
Deferred tax liabilities:
Property and equipment	(1,547)	(297)
Total deferred tax liabilities	(1,547)	(297)
Net deferred tax asset	$—	$—

Reconciliation of Beginning and Ending Amount of Valuation Allowance	A reconciliation of the beginning and ending amount of the valuation allowance is as follows:

	December 31,
(In thousands)	2021	2020
Valuation allowance at beginning of year	$15,151	$9,865
Change in valuation allowance	20,325	5,286
Valuation allowance at end of year	$35,476	$15,151

Reconciliation of Beginning and Ending Amounts of Unrecognized Benefits	A reconciliation of the beginning and ending amounts of unrecognized benefits is as follows:

	Years ended December 31,
(In thousands)	2021	2020
Unrecognized tax benefits at the beginning of year	$2,054	$1,388
Gross increases – current year tax positions	580	666
Unrecognized tax benefits at end of year	$2,634	$2,054
Interest and penalties in year-end balance	$—	$—